GOODWILL AND OTHER INTANGIBLE ASSETS - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization of intangible assets	¥ 11,410	¥ 11,888	¥ 13,532
Goodwill acquired during the year	42	1,538
Goodwill amount at carrying value	64,701	67,602	63,226
Software
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	3
Patent
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	3
Customer Relationships
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	5
Telecommunications Equipment Group
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill amount at carrying value	¥ 18,456	¥ 18,456	¥ 18,456
Goodwill impairment test, fair value in excess of carrying amount, percentage	0.20%
Goodwill impairment test, fair value assumptions, weighted average cost of capital	8.50%
Goodwill impairment test, fair value assumptions, growth rate	0.00%